                                     [logo]

                                MERRIMAC SERIES
                               Semiannual Report
                                 June 30, 2002

[LOGO]

August 1, 2002

Dear Shareholder:

We are pleased to provide you with the Semi-Annual Report of the Merrimac Series as of June 30, 2002. The funds are part of a master-feeder structure under which each fund invests its assets in a master portfolio having identical investment objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

The first half of 2002 was characterized by a flat short-term interest rate environment while the markets waited for a sign of economic recovery. Speculation as to when the Federal Reserve Open Market Committee would make an adjustment in target rates kept pushing the date further into the future. As the second half of the year began, there was not even consensus among economists as to whether the next move would be up or down. The uncertainty made management of money market fund portfolios a particularly challenging experience.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you. Current information on the performance of the Merrimac Series funds is available at our web site, www.merrimacmutualfunds.com

Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President

   200 Clarendon Street - Boston, Massachusetts - 02116 - 888.MERRMAC - FAX:
                                  617.587.4402

         MAILING ADDRESS: P.O. Box 9130 - Boston, Massachusetts - 02117

                                MERRIMAC SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                               SERIES          SERIES          SERIES          SERIES           SERIES
                           --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investment in
      corresponding
      Portfolio at value
      (Note 1)             $4,331,201,541  $ 439,911,494   $ 299,890,993   $ 482,505,490    $ 121,286,007
    Deferred organization
      expense (Note 1)             2,586           2,096              --              --               --
    Prepaid expenses              14,805          12,016          11,385           9,125            7,860
                           -------------   -------------   -------------   -------------    -------------
        Total assets       4,331,218,932     439,925,606     299,902,378     482,514,615      121,293,867
                           -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Distributions payable
      to shareholders          6,249,006         502,635         309,362         676,479          102,692
    Accrued expenses             708,545         272,435         187,081         474,110          161,892
                           -------------   -------------   -------------   -------------    -------------
        Total liabilities      6,957,551         775,070         496,443       1,150,589          264,584
                           -------------   -------------   -------------   -------------    -------------
NET ASSETS                 $4,324,261,381  $ 439,150,536   $ 299,405,935   $ 481,364,026    $ 121,029,283
                           =============   =============   =============   =============    =============
NET ASSETS CONSIST OF:
    Paid in capital        $4,324,186,398  $ 439,121,510   $ 299,406,001   $ 480,973,354    $ 121,029,283
    Accumulated net
      realized gain
      (loss) on
      investments                 74,983          27,757             (66)        390,672               --
    Accumulated net
      investment income               --           1,269              --              --               --
                           -------------   -------------   -------------   -------------    -------------
        Total net assets   $4,324,261,381  $ 439,150,536   $ 299,405,935   $ 481,364,026    $ 121,029,283
                           =============   =============   =============   =============    =============
TOTAL NET ASSETS
    Premium Class          $3,751,216,689  $  91,895,795   $  45,063,536   $  42,052,098    $       5,100
                           =============   =============   =============   =============    =============
    Reserve Class          $       5,044   $       5,036   $       5,034   $       5,046    $       5,026
                           =============   =============   =============   =============    =============
    Institutional Class    $ 310,086,430   $ 234,761,633   $ 172,905,737   $ 114,183,330    $       5,085
                           =============   =============   =============   =============    =============
    Adviser Class          $       5,040   $       5,032   $       5,030   $       5,042    $       5,022
                           =============   =============   =============   =============    =============
    Investment Class       $ 262,948,178   $ 112,483,040   $  81,426,598   $ 325,118,510    $ 121,009,050
                           =============   =============   =============   =============    =============
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING
    Premium Class          3,751,148,425      91,889,721      45,063,543      42,017,697            5,100
                           =============   =============   =============   =============    =============
    Reserve Class                  5,044           5,036           5,034           5,042            5,026
                           =============   =============   =============   =============    =============
    Institutional Class      310,080,787     234,746,116     172,905,780     114,089,920            5,085
                           =============   =============   =============   =============    =============
    Adviser Class                  5,040           5,032           5,030           5,038            5,022
                           =============   =============   =============   =============    =============
    Investment Class         262,943,393     112,475,605      81,426,614     324,852,541      121,009,050
                           =============   =============   =============   =============    =============

NET ASSET VALUE, MAXIMUM
  OFFER AND REDEMPTION
  PRICE PER SHARE          $        1.00   $        1.00   $        1.00   $        1.00    $        1.00
                           =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                 CASH            TREASURY       TREASURY PLUS    U.S. GOVERNMENT      MUNICIPAL
                                SERIES            SERIES            SERIES            SERIES            SERIES
                           ----------------  ----------------  ----------------  ----------------  ----------------
                           SIX MONTHS ENDED  SIX MONTHS ENDED  SIX MONTHS ENDED  SIX MONTHS ENDED  SIX MONTHS ENDED
                            JUNE 30, 2002     JUNE 30, 2002     JUNE 30, 2002     JUNE 30, 2002     JUNE 30, 2002
                             (UNAUDITED)       (UNAUDITED)       (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
                           ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  ALLOCATED FROM
  PORTFOLIO (NOTE 1)
    Interest and
      dividends            $   46,941,949    $    4,606,667    $    2,285,921    $    5,249,881    $    1,055,886
    Expenses                   (3,747,278)         (441,393)         (238,364)         (450,103)         (144,527)
                           --------------    --------------    --------------    --------------    --------------
        Net investment
          income from
          Portfolio            43,194,671         4,165,274         2,047,557         4,799,778           911,359
                           --------------    --------------    --------------    --------------    --------------
FUND EXPENSES
    Accounting, transfer
      agency, and
      administration fees
      (Note 4)                    214,922            25,299            12,743            25,194             7,231
    Audit                          55,027             3,336             2,342             1,516             2,216
    Legal                          15,954             1,251               878               569             2,493
    Printing                       20,378             1,668               976               632             1,847
    Amortization of
      organization
      expenses (Note 1)             1,322             1,072                --                --                --
    Registration                   56,451             5,039             7,399             2,627             7,238
    Insurance                      13,370             2,432             1,708               632               923
    Trustees fees and
      expenses                     14,036             1,112               781               253               739
    Miscellaneous                  42,951             3,415             2,343               884               369
                           --------------    --------------    --------------    --------------    --------------
        Total expenses
          common to all
          classes                 434,411            44,624            29,170            32,307            23,056
    Shareholder servicing
      fee-Institutional
      Class                       408,975           402,274           197,252           153,817                 6
    Shareholder servicing
      fee-Investment
      Class                       371,251           134,792            75,873           441,187           180,754
    Distribution
      fees-Reserve Class                2                 2                 2                 2                 2
    Distribution
      fees-Adviser Class                5                 5                 5                 5                 5
    Distribution
      fees-Investment
      Class                       148,501            53,916            30,349           176,475            72,302
                           --------------    --------------    --------------    --------------    --------------
        Total expenses          1,363,145           635,613           332,651           803,793           276,125
                           --------------    --------------    --------------    --------------    --------------

NET INVESTMENT INCOME          41,831,526         3,529,661         1,714,906         3,995,985           635,234
                           --------------    --------------    --------------    --------------    --------------

NET REALIZED GAIN ON
  INVESTMENTS ALLOCATED
  FROM PORTFOLIO                   36,744             6,202                --            52,311                --
                           --------------    --------------    --------------    --------------    --------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $   41,868,270    $    3,535,863    $    1,714,906    $    4,048,296    $      635,234
                           ==============    ==============    ==============    ==============    ==============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               CASH SERIES                             TREASURY SERIES
                                  --------------------------------------    --------------------------------------
                                     SIX MONTHS                                SIX MONTHS
                                        ENDED             YEAR ENDED              ENDED             YEAR ENDED
                                    JUNE 30, 2002        DECEMBER 31,         JUNE 30, 2002        DECEMBER 31,
                                     (UNAUDITED)             2001              (UNAUDITED)             2001
                                  -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET
  ASSETS
OPERATIONS
    Net investment income         $     41,831,526     $     69,873,812     $      3,529,661     $     17,120,874
    Net realized gain
     allocated from Portfolio               36,744               92,707                6,202               11,392
                                  ----------------     ----------------     ----------------     ----------------
        Net increase in net
        assets from operations          41,868,270           69,966,519            3,535,863           17,132,266
                                  ----------------     ----------------     ----------------     ----------------
DIVIDENDS DECLARED FROM NET
  INVESTMENT INCOME
    Premium Class                      (36,528,850)         (50,711,635)            (629,537)          (2,231,736)
    Reserve Class                              (48)                  (4)                 (38)                  (4)
    Institutional Class                 (2,856,268)         (11,917,170)          (2,214,316)         (11,026,842)
    Adviser Class                              (44)                  (4)                 (35)                  (3)
    Investment Class                    (2,446,316)          (7,244,999)            (685,735)          (3,862,289)
                                  ----------------     ----------------     ----------------     ----------------
        Total dividends
        declared                       (41,831,526)         (69,873,812)          (3,529,661)         (17,120,874)
                                  ----------------     ----------------     ----------------     ----------------
FUND SHARE TRANSACTIONS (NOTE 5)
    Proceeds from shares sold       17,881,182,157       14,680,424,736          695,600,427        1,611,950,514
    Proceeds from dividends
     reinvested                          8,930,025            7,970,023                   68              602,390
    Payment for shares
     redeemed                      (17,377,493,236)     (11,352,636,379)        (841,728,483)      (1,403,038,092)
                                  ----------------     ----------------     ----------------     ----------------
        Net increase
        (decrease) in net
        assets derived from
        share transactions             512,618,946        3,335,758,380         (146,127,988)         209,514,812
                                  ----------------     ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS                               512,655,690        3,335,851,087         (146,121,786)         209,526,204
NET ASSETS
    Beginning of period              3,811,605,691          475,754,604          585,272,322          375,746,118
                                  ----------------     ----------------     ----------------     ----------------
    End of period                 $  4,324,261,381     $  3,811,605,691     $    439,150,536     $    585,272,322
                                  ================     ================     ================     ================
Accumulated undistributed net
  investment income included
  in net assets                   $             --     $             --     $          1,269     $          1,269
                                  ================     ================     ================     ================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   TREASURY PLUS SERIES                   U.S. GOVERNMENT SERIES           MUNICIPAL SERIES
                           -------------------------------------   -------------------------------------   -----------------

                              SIX MONTHS                              SIX MONTHS                              SIX MONTHS
                                 ENDED            YEAR ENDED             ENDED            YEAR ENDED             ENDED
                             JUNE 30, 2002       DECEMBER 31,        JUNE 30, 2002       DECEMBER 31,        JUNE 30, 2002
                              (UNAUDITED)            2001             (UNAUDITED)            2001             (UNAUDITED)
                           -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      1,714,906    $      8,888,413    $      3,995,985    $     14,481,396    $        635,234
    Net realized gain
      allocated from
      Portfolio                          --                  --              52,311             341,751                  --
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations              1,714,906           8,888,413           4,048,296          14,823,147             635,234
                           ----------------    ----------------    ----------------    ----------------    ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                  (287,653)         (1,081,399)           (254,952)            (58,870)                (31)
    Reserve Class                       (37)                 (3)                (45)                 (4)                (29)
    Institutional Class          (1,052,517)         (6,816,596)         (1,013,754)         (6,529,873)                (26)
    Adviser Class                       (34)                 (3)                (41)                 (4)                (26)
    Investment Class               (374,665)           (990,412)         (2,727,193)         (7,892,645)           (635,122)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Total dividends
          declared               (1,714,906)         (8,888,413)         (3,995,985)        (14,481,396)           (635,234)
                           ----------------    ----------------    ----------------    ----------------    ----------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
      sold                      477,107,174       1,406,247,121       1,002,900,177       2,057,526,184          73,771,202
    Proceeds from
      dividends
      reinvested                        531             135,867              74,597           1,173,408                 104
    Payment for shares
      redeemed                 (412,808,305)     (1,450,464,365)     (1,000,952,416)     (1,765,349,060)        (77,185,255)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
          (decrease) in
          net assets
          derived from
          share
          transactions           64,299,400         (44,081,377)          2,022,358         293,350,532          (3,413,949)
                           ----------------    ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE)
  IN NET ASSETS                  64,299,400         (44,081,377)          2,074,669         293,692,283          (3,413,949)
NET ASSETS
    Beginning of period         235,106,535         279,187,912         479,289,357         185,597,074         124,443,232
                           ----------------    ----------------    ----------------    ----------------    ----------------
    End of period          $    299,405,935    $    235,106,535    $    481,364,026    $    479,289,357    $    121,029,283
                           ================    ================    ================    ================    ================
Accumulated undistributed
  net investment income
  included in net assets   $             --    $             --    $             --    $             --    $             --
                           ================    ================    ================    ================    ================

                             MUNICIPAL SERIES
                           --------------------
                              FOR THE PERIOD
                              APRIL 19, 2001
                             (COMMENCEMENT OF
                               OPERATIONS)
                           TO DECEMBER 31, 2001
                           --------------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $        1,807,492
    Net realized gain
      allocated from
      Portfolio                            --
                           ------------------
        Net increase in
          net assets from
          operations                1,807,492
                           ------------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                         (73)
    Reserve Class                          (2)
    Institutional Class                   (66)
    Adviser Class                          (2)
    Investment Class               (1,807,349)
                           ------------------
        Total dividends
          declared                 (1,807,492)
                           ------------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
      sold                        266,587,885
    Proceeds from
      dividends
      reinvested                      244,688
    Payment for shares
      redeemed                   (142,389,341)
                           ------------------
        Net increase
          (decrease) in
          net assets
          derived from
          share
          transactions            124,443,232
                           ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS                   124,443,232
NET ASSETS
    Beginning of period                    --
                           ------------------
    End of period          $      124,443,232
                           ==================
Accumulated undistributed
  net investment income
  included in net assets   $               --
                           ==================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                NET ASSET              DISTRIBUTIONS  NET ASSET
PERIODS ENDED                     VALUE       NET        FROM NET       VALUE
DECEMBER 31, 2001, 2000, 1999,  BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL
1998, AND JUNE 30, 2002         OF PERIOD    INCOME       INCOME      OF PERIOD  RETURN (A)
-----------------------         ---------  ----------  -------------  ---------  ----------
CASH SERIES
    PREMIUM CLASS (1)
        2002*                    $1.000     $ 0.010      $  (0.010)    $1.000       2.01%
        2001                      1.000       0.042         (0.042)     1.000       4.31%
        2000                      1.000       0.063         (0.063)     1.000       6.52%
        1999                      1.000       0.051         (0.051)     1.000       5.22%
        1998                      1.000       0.028         (0.028)     1.000       5.41%
    RESERVE CLASS (8)
        2002*                     1.000       0.009         (0.009)     1.000       1.91%
        2001                      1.000       0.001         (0.001)     1.000       2.16%
    INSTITUTIONAL CLASS (1)
        2002*                     1.000       0.009         (0.009)     1.000       1.76%
        2001                      1.000       0.040         (0.040)     1.000       4.05%
        2000                      1.000       0.061         (0.061)     1.000       6.25%
        1999                      1.000       0.049         (0.049)     1.000       4.96%
        1998                      1.000       0.026         (0.026)     1.000       5.15%
    ADVISER CLASS (8)
        2002*                     1.000       0.009         (0.009)     1.000       1.76%
        2001                      1.000       0.001         (0.001)     1.000       2.01%
    INVESTMENT CLASS (6)
        2002*                     1.000       0.008         (0.008)     1.000       1.66%
        2001                      1.000       0.039         (0.039)     1.000       3.94%
        2000                      1.000       0.001         (0.001)     1.000       6.24%
TREASURY SERIES
    PREMIUM CLASS (2)
        2002*                     1.000       0.008         (0.008)     1.000       1.63%
        2001                      1.000       0.038         (0.038)     1.000       3.84%
        2000                      1.000       0.057         (0.057)     1.000       5.81%
        1999                      1.000       0.039         (0.039)     1.000       4.54%
    RESERVE CLASS (8)
        2002*                     1.000       0.008         (0.008)     1.000       1.53%
        2001                      1.000       0.001         (0.001)     1.000       1.95%
    INSTITUTIONAL CLASS (1)
        2002*                     1.000       0.007         (0.007)     1.000       1.38%
        2001                      1.000       0.035         (0.035)     1.000       3.58%
        2000                      1.000       0.054         (0.054)     1.000       5.55%
        1999                      1.000       0.042         (0.042)     1.000       4.26%
        1998                      1.000       0.022         (0.022)     1.000       4.31%
    ADVISER CLASS (8)
        2002*                     1.000       0.007         (0.007)     1.000       1.38%
        2001                      1.000       0.001         (0.001)     1.000       1.80%
    INVESTMENT CLASS (6)
        2002*                     1.000       0.006         (0.006)     1.000       1.28%
        2001                      1.000       0.034         (0.034)     1.000       3.48%
        2000                      1.000       0.000**       (0.000)**   1.000       5.48%
TREASURY PLUS SERIES
    PREMIUM CLASS (5)
        2002*                     1.000       0.008         (0.008)     1.000       1.60%
        2001                      1.000       0.037         (0.037)     1.000       3.75%
        2000                      1.000       0.042         (0.042)     1.000       6.45%
    RESERVE CLASS (8)
        2002*                     1.000       0.007         (0.007)     1.000       1.49%
        2001                      1.000       0.001         (0.001)     1.000       1.53%
    INSTITUTIONAL CLASS (3)
        2002*                     1.000       0.007         (0.007)     1.000       1.34%
        2001                      1.000       0.034         (0.034)     1.000       3.49%
        2000                      1.000       0.058         (0.058)     1.000       5.87%
        1999                      1.000       0.042         (0.042)     1.000       4.54%
    ADVISER CLASS (8)
        2002*                     1.000       0.007         (0.007)     1.000       1.34%
        2001                      1.000       0.001         (0.001)     1.000       1.38%
    INVESTMENT CLASS (6)
        2002*                     1.000       0.006         (0.006)     1.000       1.24%
        2001                      1.000       0.033         (0.033)     1.000       3.39%
        2000                      1.000       0.001         (0.001)     1.000       5.72%

                                 ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                            SUPPLEMENTAL DATA
                                ------------------------------------------
                                                             NET ASSETS
PERIODS ENDED                                    NET           END OF
DECEMBER 31, 2001, 2000, 1999,      NET      INVESTMENT        PERIOD
1998, AND JUNE 30, 2002          EXPENSES      INCOME      (000S OMITTED)
-----------------------         -----------  -----------  ----------------

CASH SERIES
    PREMIUM CLASS (1)
        2002*                       0.19%        1.99%       $3,751,216
        2001                        0.21%        3.55%        3,206,216
        2000                        0.21%        6.32%          161,062
        1999                        0.25%        5.10%            7,232
        1998                        0.33%(B)     5.28%              100
    RESERVE CLASS (8)
        2002*                       0.29%        1.91%                5
        2001                        0.31%        2.16%                5
    INSTITUTIONAL CLASS (1)
        2002*                       0.44%        1.75%          310,087
        2001                        0.46%        3.91%          308,827
        2000                        0.46%        6.07%          314,687
        1999                        0.50%        4.85%          253,798
        1998                        0.58%(B)     5.03%          115,127
    ADVISER CLASS (8)
        2002*                       0.44%        1.76%                5
        2001                        0.46%        2.01%                5
    INVESTMENT CLASS (6)
        2002*                       0.54%        1.65%          262,949
        2001                        0.56%        3.31%          296,553
        2000                        0.55%        6.24%                5
TREASURY SERIES
    PREMIUM CLASS (2)
        2002*                       0.19%        1.63%           91,895
        2001                        0.20%        3.40%          113,892
        2000                        0.25%        5.66%           50,804
        1999                        0.28%        4.46%           24,816
    RESERVE CLASS (8)
        2002*                       0.29%        1.53%                5
        2001                        0.30%        1.95%                5
    INSTITUTIONAL CLASS (1)
        2002*                       0.44%        1.37%          234,764
        2001                        0.45%        3.47%          366,118
        2000                        0.50%        5.41%          324,937
        1999                        0.53%        4.18%          153,714
        1998                        0.67%        4.23%          114,321
    ADVISER CLASS (8)
        2002*                       0.44%        1.38%                5
        2001                        0.45%        1.80%                5
    INVESTMENT CLASS (6)
        2002*                       0.54%        1.27%          112,481
        2001                        0.55%        2.98%          105,253
        2000                        0.56%        5.48%                5
TREASURY PLUS SERIES
    PREMIUM CLASS (5)
        2002*                       0.21%        1.59%           45,064
        2001                        0.21%        3.53%           23,059
        2000                        0.23%        6.27%           24,764
    RESERVE CLASS (8)
        2002*                       0.31%        1.49%                5
        2001                        0.31%        1.53%                5
    INSTITUTIONAL CLASS (3)
        2002*                       0.46%        1.34%          172,906
        2001                        0.46%        3.51%          155,203
        2000                        0.48%        5.76%          254,419
        1999                        0.53%        4.46%          281,613
    ADVISER CLASS (8)
        2002*                       0.46%        1.34%                5
        2001                        0.46%        1.38%                5
    INVESTMENT CLASS (6)
        2002*                       0.56%        1.24%           81,427
        2001                        0.56%        2.67%           56,834
        2000                        0.57%        5.72%                5

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                NET ASSET              DISTRIBUTIONS  NET ASSET
PERIODS ENDED                     VALUE       NET        FROM NET       VALUE
DECEMBER 31, 2001, 2000, 1999,  BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL
1998, AND JUNE 30, 2002         OF PERIOD    INCOME       INCOME      OF PERIOD  RETURN (A)
-----------------------         ---------  ----------  -------------  ---------  ----------
U.S. GOVERNMENT SERIES
    PREMIUM CLASS (5)
        2002*                     1.000       0.009         (0.009)     1.000       1.92%
        2001                      1.000       0.040         (0.040)     1.000       4.07%
        2000                      1.000       0.042         (0.042)     1.000       6.42%
    RESERVE CLASS (8)
        2002*                     1.000       0.009         (0.009)     1.000       1.81%
        2001                      1.000       0.001         (0.001)     1.000       2.07%
    INSTITUTIONAL CLASS (4)
        2002*                     1.000       0.008         (0.008)     1.000       1.66%
        2001                      1.000       0.038         (0.038)     1.000       3.81%
        2000                      1.000       0.058         (0.058)     1.000       5.94%
        1999                      1.000       0.025         (0.025)     1.000       4.87%
    ADVISER CLASS (8)
        2002*                     1.000       0.008         (0.008)     1.000       1.66%
        2001                      1.000       0.001         (0.001)     1.000       1.92%
    INVESTMENT CLASS (6)
        2002*                     1.000       0.008         (0.008)     1.000       1.56%
        2001                      1.000       0.037         (0.037)     1.000       3.71%
        2000                      1.000       0.001         (0.001)     1.000       5.88%

MUNICIPAL SERIES
    PREMIUM CLASS (7)
        2002*                     1.000       0.006         (0.006)     1.000       1.24%
        2001                      1.000       0.015         (0.015)     1.000       2.09%
    RESERVE CLASS (8)
        2002*                     1.000       0.006         (0.006)     1.000       1.14%
        2001                      1.000       0.001         (0.001)     1.000       1.29%
    INSTITUTIONAL CLASS (7)
        2002*                     1.000       0.005         (0.005)      1.00       0.99%
        2001                      1.000       0.013         (0.013)      1.00       1.84%
    ADVISER CLASS (8)
        2002*                     1.000       0.005         (0.005)      1.00       0.99%
        2001                      1.000       0.000**       (0.000)**    1.00       1.14%
    INVESTMENT CLASS (7)
        2002*                     1.000       0.004         (0.004)      1.00       0.89%
        2001                      1.000       0.012         (0.012)      1.00       1.74%

                                 ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                            SUPPLEMENTAL DATA
                                ------------------------------------------
                                                             NET ASSETS
PERIODS ENDED                                    NET           END OF
DECEMBER 31, 2001, 2000, 1999,      NET      INVESTMENT        PERIOD
1998, AND JUNE 30, 2002          EXPENSES      INCOME      (000S OMITTED)
-----------------------         -----------  -----------  ----------------

U.S. GOVERNMENT SERIES
    PREMIUM CLASS (5)
        2002*                       0.19%        1.84%           42,029
        2001                        0.21%        2.68%           11,385
        2000                        0.25%        6.24%               80
    RESERVE CLASS (8)
        2002*                       0.29%        1.81%                5
        2001                        0.31%        2.07%                5
    INSTITUTIONAL CLASS (4)
        2002*                       0.44%        1.65%          114,199
        2001                        0.46%        3.93%          135,056
        2000                        0.50%        5.79%          185,512
        1999                        0.58%        4.82%          130,687
    ADVISER CLASS (8)
        2002*                       0.44%        1.66%                5
        2001                        0.46%        1.92%                5
    INVESTMENT CLASS (6)
        2002*                       0.54%        1.54%          325,126
        2001                        0.56%        3.01%          332,839
        2000                        0.59%        5.88%                5
MUNICIPAL SERIES
    PREMIUM CLASS (7)
        2002*                       0.22%        1.24%                5
        2001                        0.28%        2.08%                5
    RESERVE CLASS (8)
        2002*                       0.32%        1.14%                5
        2001                        0.38%        1.29%                5
    INSTITUTIONAL CLASS (7)
        2002*                       0.47%        0.99%                5
        2001                        0.53%        1.86%                5
    ADVISER CLASS (8)
        2002*                       0.47%        0.99%                5
        2001                        0.53%        1.14%                5
    INVESTMENT CLASS (7)
        2002*                       0.57%        0.88%          121,009
        2001                        0.63%        1.71%          124,423

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

(B) Net expenses before waivers and reimbursements of fees by the investment advisor for the Premium Class and Institutional Class for the Cash Series for the year ended December 31, 1998 were 0.34% and 0.59%, respectively.

(1)  Commenced Operations June 25, 1998.

(2)  Commenced Operations February 19, 1999.

(3)  Commenced Operations January 22, 1999.

(4)  Commenced Operations June 29, 1999.

(5)  Commenced Operations May 1, 2000.

(6)  Commenced Operations December 28, 2000.

(7)  Commenced Operations April 19, 2001.

(8)  Commenced Operations December 18, 2001.

  *  Unaudited.

 **  Rounds to less than 0.001 or (0.001).

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Series (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series") and the Merrimac Municipal Series (the "Municipal Series"), collectively the "Funds", are separate diversified investment portfolios or series of the Trust. The Funds consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Adviser Class, and the Investment Class.

       The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At June 30, 2002, the investment by the Cash Series, the Treasury Series, Treasury Plus Series, the Government Series, and the Municipal Series represent ownership of proportionate interests of 76.80%, 99.99%, 99.99%, 99.99%, and 99.98%, respectively, of their corresponding portfolios.

       The policies of the Funds are designed to maintain a stable net asset value of $1.00 per share. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Cash Series and Treasury Series in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     E. EXPENSE ALLOCATION

       Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all of the Funds.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

       The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients. The Trust has also adopted a Distribution Plan with respect to the Investment Class, Reserve Class, and Adviser Class, which pay an annual distribution fee of 0.10%, 0.10%, and 0.25%, respectively, of the value of the assets invested in each class.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Merrimac Master Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and Government Portfolio, M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, and ABN AMRO Asset Management (USA) LLC ("ABN AMRO") serves as sub-advisor to the Municipal Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(5)   INVESTMENT TRANSACTIONS

       Investments in and withdrawals from the respective Portfolios during each Fund's 2002 operations were as follows for the six months ended June 30, 2002 and the year ended December 31, 2001:

                                                   INVESTMENTS IN   WITHDRAWALS FROM
                                                      PORTFOLIO        PORTFOLIO
                                                   ---------------  ----------------
         Cash Series.............................  $17,890,112,182  $17,421,252,217
         Treasury Series.........................      695,600,495      846,353,173
         Treasury Plus Series....................      477,107,705      414,860,376
         U.S. Government Series..................    1,002,974,774    1,005,928,331
         Municipal Series........................       73,771,306       78,122,776

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows for the six months ended June 30, 2002 and the year (unless otherwise indicated) ended December 31, 2001:

                                                  SHARES        SHARES          NET INCREASE/
                                 SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                --------------  ----------  ---------------  --------------------
CASH SERIES
  Premium Class
    2002......................  16,707,140,403  8,772,966   (16,170,945,326)        544,968,043
    2001......................  12,653,828,355  7,295,951    (9,616,023,523)      3,045,100,783
  Reserve Class (2)
    2002......................              --         44                --                  44
    2001......................           5,000         --                --               5,000
  Institutional Class
    2002......................     510,989,263    156,975      (509,888,776)          1,257,462
    2001......................   1,189,367,337    673,963    (1,195,938,739)         (5,897,439)
  Adviser Class (2)
    2002......................              --         40                --                  40
    2001......................           5,000         --                --               5,000
  Investment Class
    2002......................     663,052,491         --      (696,659,134)        (33,606,643)
    2001......................     837,219,044        109      (540,674,117)        296,545,036
TREASURY SERIES
  Premium Class
    2002......................     170,916,435         --      (192,914,099)        (21,997,664)
    2001......................     304,709,627     24,671      (241,649,098)         63,085,200
  Reserve Class (2)
    2002......................              --         36                --                  36
    2001......................           5,000         --                --               5,000
  Institutional Class
    2002......................     238,263,629         --      (369,621,029)       (131,357,400)
    2001......................     684,125,405         --      (642,949,390)         41,176,015
  Adviser Class (2)
    2002......................              --         32                --                  32
    2001......................           5,000         --                --               5,000
  Investment Class
    2002......................     286,420,363         --      (279,193,355)          7,227,008
    2001......................     623,105,482    577,719      (518,439,604)        105,243,597
TREASURY PLUS SERIES
  Premium Class
    2002......................      87,800,228         --       (65,795,968)         22,004,260
    2001......................     479,184,350         --      (480,889,302)         (1,704,952)
  Reserve Class (2)
    2002......................              --         34                --                  34
    2001......................           5,000         --                --               5,000
  Institutional Class
    2002......................     298,478,432        467      (280,776,344)         17,702,555
    2001......................     756,422,442     10,223      (855,648,183)        (99,215,518)
  Adviser Class (2)
    2002......................              --         30                --                  30
    2001......................           5,000         --                --               5,000
  Investment Class
    2002......................      90,828,514         --       (66,235,993)         24,592,521
    2001......................     170,630,329    125,644      (113,926,880)         56,829,093
U.S. GOVERNMENT SERIES
  Premium Class
    2002......................     174,518,433     74,517      (143,951,879)         30,641,071
    2001......................      23,436,585     32,010       (12,172,175)         11,296,420
  Reserve Class (2)
    2002......................              --         42                --                  42
    2001......................           5,000         --                --               5,000

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
  Institutional Class
    2002......................     359,380,386         --      (380,250,000)        (20,869,614)
    2001......................     837,277,977         --      (887,830,585)        (50,552,608)
  Adviser Class (2)
    2002......................              --         38                --                  38
    2001......................           5,000         --                --               5,000
  Investment Class
    2002......................     469,001,358         --      (476,750,537)         (7,749,179)
    2001......................   1,196,801,622  1,141,398      (865,346,300)        332,596,720
MUNICIPAL SERIES
  Premium Class (1)
    2002......................              --         32                --                  32
    2001......................           5,000         68                --               5,068
  Reserve Class (2)
    2002......................              --         26                --                  26
    2001......................           5,000         --                --               5,000
  Institutional Class (1)
    2002......................              --         24                --                  24
    2001......................           5,000         61                --               5,061
  Adviser Class (2)
    2002......................              --         22                --                  22
    2001......................           5,000         --                --               5,000
  Investment Class (1)
    2002......................      73,771,202         --       (77,185,255)         (3,414,053)
    2001......................     266,567,885    244,559      (142,389,341)        124,423,103

------------------------

(1)  Commenced operations April 19, 2001.

(2)  Commenced operations December 18, 2001.

       At June 30, 2002, Investors Bank, as agent for its clients, was the record holder of 15% of the Cash Series shares outstanding, 80% of the Treasury Series, 85% of the Treasury Plus Series, 93% of the Government Series and 100% of the Municipal Series, respectively. Affiliates of M&I, as agents for their clients, were the record holders of 20% of the Treasury Series shares outstanding and 15% of the Treasury Plus Series, respectively.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 38.1%
Allianz Finance Corp...............................              2.02%       09/13/02       $       35,000,000   $     34,856,111
                   ................................              2.02        11/06/02               20,000,000         19,857,778
Amstel Funding Corporation.........................              1.95        08/13/02               35,000,000         34,918,479
                         ..........................              1.85        08/26/02               50,000,000         49,856,889
                         ..........................              2.24        09/27/02               20,500,000         20,388,754
                         ..........................              1.96        10/15/02               25,000,000         24,857,194
                         ..........................              1.91        10/25/02               20,000,000         19,877,556
                         ..........................              2.02        11/15/02               23,124,000         22,948,001
                         ..........................              2.03        11/22/02               25,000,000         24,799,000
                         ..........................              2.05        11/29/02               25,000,000         24,787,132
                         ..........................              1.99        12/10/02               20,000,000         19,822,700
ASAP International Group Plc.+.....................              2.10        07/02/02               25,000,000         24,998,542
Banque et Caisse D'Epargne de l'Etat...............              2.62        12/20/02               25,000,000         24,693,028
Danske Corporation.................................              2.07        10/21/02               35,000,000         34,776,778
Deer Park Refining L.P.............................              1.91        07/08/02               25,000,000         25,000,000
                    ...............................              1.90        08/05/02               25,000,000         25,000,000
                    ...............................         1.91-1.95        08/14/02               65,000,000         65,000,000
Den Norske Bank ASA................................              2.61        12/20/02               25,000,000         24,694,222
Goldman Sachs Group, Inc...........................              2.23        12/10/02               25,000,000         25,000,000
                        ...........................              2.27        12/23/02               25,000,000         25,000,000
High Peak Funding LLC..............................              1.91        07/15/02               25,000,000         24,981,527
                     ..............................              1.88        08/08/02               25,000,000         24,950,653
                     ..............................              1.86        08/14/02               25,000,000         24,943,472
                     ..............................              1.88        08/15/02               30,000,000         29,929,875
                     ..............................         1.85-2.23        09/09/02               75,000,000         74,698,612
                     ..............................              1.86        09/16/02               35,000,000         34,861,507
                     ..............................              2.17        10/15/02               25,000,000         24,841,736
                     ..............................              2.06        11/12/02               25,000,000         24,810,167
HSBC USA, Inc......................................              1.90        07/08/02               35,000,000         34,987,069
              .....................................              2.07        08/16/02               50,000,000         49,867,750
              .....................................              2.09        09/03/02               15,000,000         14,944,534
              .....................................              2.18        09/18/02               30,000,000         29,856,484
              .....................................              1.93        09/25/02               25,000,000         24,885,632
              .....................................              2.21        10/07/02               15,000,000         14,910,983
              .....................................              1.90        12/13/02               25,000,000         24,784,583
Ivory Funding Corporation..........................              1.95        07/10/02               20,100,000         20,090,201
                       ............................              1.90        07/15/02               20,000,000         19,985,300
                       ............................              2.00        08/01/02               13,335,000         13,312,034
                       ............................              2.20        08/15/02               28,533,000         28,455,247
                       ............................              1.87        08/20/02               25,250,000         25,184,771
                       ............................         1.85-1.98        08/27/02               64,255,000         64,058,390
                       ............................         1.90-2.15        09/09/02               45,876,000         45,694,768
                       ............................              1.91        09/16/02               20,000,000         19,918,722
                       ............................              1.92        09/30/02               21,000,000         20,898,611
Lehman Brothers Holdings, Inc......................              1.99        08/05/02               40,000,000         39,922,611
Morgan Stanley, Dean Witter & Co...................              1.91        07/01/02               95,000,000         95,000,000
Newbury Funding Ltd................................              1.89        08/02/02               20,000,000         19,966,578
                   ................................              1.96        08/22/02               20,000,000         19,943,666
SBC Communications, Inc.+..........................              1.84        08/12/02               25,000,000         24,946,625
                       +...........................              1.83        09/09/02               20,000,000         19,929,222
Sigma Finance Corporation..........................              2.18        12/16/02               20,000,000         19,799,333
Stanley Works+.....................................              1.90        07/08/02               40,000,000         39,985,222
Texas Agriculture Finance Authority................              1.88        08/08/02               34,000,000         33,932,888
UBS Finance Delaware...............................              2.00        07/01/02               75,000,000         75,000,000
Verizon Global Funding Corporation.................              2.08        10/04/02               20,000,000         19,890,223
Westdeutsche Landesbank Girozentral................              2.41        01/16/03               30,000,000         29,606,975

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Westways Funding I Limited.........................              1.90%       10/01/02       $       50,000,000   $     49,758,500
Westways Funding IV Limited........................              1.90        07/24/02               25,000,000         24,969,812
                          .........................              1.99        08/12/02               25,000,000         24,942,250
Westways Funding V Limited.........................              1.90        08/15/02               55,000,000         54,870,062
                         ..........................              1.92        09/13/02               28,000,000         27,890,069
Wyeth..............................................              1.93        07/24/02               50,000,000         49,938,667
     ..............................................              1.91        08/01/02               65,000,000         64,893,652
     ..............................................              1.91        08/05/02               10,000,000          9,981,528
     ..............................................              1.91        09/05/02               55,000,000         54,807,408
     ..............................................              1.91        09/20/02               44,000,000         43,811,900
     ..............................................              1.89        09/23/02               20,000,000         19,912,267
                                                                                                                 ----------------
                                                                                                                    2,150,684,250
                                                                                                                 ----------------
VARIABLE RATE NOTES * - 29.2%
American Express Credit Corporation................              1.83        07/08/02              100,000,000        100,000,000
                                 ..................              1.88        07/15/02               50,000,000         50,025,957
American Honda Finance Corporation.................              1.98        07/16/02               75,000,000         75,000,000
                                 ..................              1.92        08/08/02              100,000,000        100,000,000
                                 ..................              1.91        09/06/02               30,000,000         30,000,000
Bayerische Landesbank Girozentrale.................         2.16-2.26        07/01/02               60,000,000         60,000,000
Bear Stearns Companies, Inc........................         1.89-2.18        07/01/02               40,000,000         40,000,000
                         ..........................              2.37        07/11/02               10,000,000         10,010,352
Beta Finance, Inc..................................              1.84        07/01/02               45,000,000         44,992,586
Branch Banking & Trust.............................              1.84        08/12/02               50,000,000         49,993,884
Caterpillar Financial Services Corporation.........              2.21        08/01/02               20,000,000         20,005,462
Credit Suisse First Boston USA, Inc................         2.11-2.35        07/01/02               63,500,000         63,594,718
                                ...................              1.89        07/15/02               92,000,000         92,000,000
                                ...................              2.13        07/29/02               50,000,000         50,095,241
Donaldson, Lufkin & Jenrette, Inc..................              2.22        08/22/02               10,000,000         10,005,611
                              .....................              2.44        12/10/02               10,000,000         10,016,031
First Tennessee Bank...............................              1.86        07/01/02               40,000,000         40,000,000
                  .................................              1.85        09/05/02               40,000,000         40,000,000
FleetBoston Financial Corporation..................              2.24        07/26/02                5,000,000          5,001,050
General Electric Capital Corporation...............              1.91        07/01/02               24,000,000         23,989,788
                                ...................              1.79        07/19/02               25,000,000         24,997,890
                                ...................              1.86        07/22/02               14,000,000         14,002,842
Goldman Sachs Group, Inc. Promissory Note+.........              2.05        07/01/02               35,000,000         35,000,000
                                       +...........              2.05        07/04/02               25,000,000         25,000,000
Household Finance Corporation......................              1.89        07/01/02               50,000,000         50,000,000
                            .......................              1.91        07/16/02               10,000,000         10,000,000
                            .......................              2.02        09/26/02               17,000,000         17,004,273
Key Bank N.A.......................................         1.88-2.06        07/01/02              130,000,000        130,011,725
             ......................................              1.81        07/08/02               25,000,000         24,997,381
             ......................................              1.93        07/15/02               30,000,000         30,019,547
             ......................................         1.80-1.99        08/01/02               68,500,000         68,540,527
             ......................................              2.00        08/07/02               19,000,000         19,009,937
Lehman Brothers Holdings, Inc......................              2.35        07/01/02               50,000,000         50,086,370
                            .......................              2.44        09/12/02               28,900,000         28,972,719
Links Securities LLC...............................              1.87        07/01/02               35,000,000         35,000,000
Merrill Lynch & Co., Inc...........................              2.04        07/01/02               10,000,000         10,002,989
Morgan Stanley, Dean Witter & Co...................              1.90        07/15/02               10,000,000         10,000,000
Paccar Financial Corp..............................              2.01        09/17/02               10,000,000         10,012,642

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES * (CONTINUED)
Salomon Smith Barney Holdings, Inc.................              2.10%       07/01/02       $       15,000,000   $     15,019,076
                                ...................              2.22        07/23/02               14,400,000         14,402,750
Sigma Finance Corporation..........................         1.91-1.93        07/01/02              110,000,000        110,000,319
                                                                                                                 ----------------
                                                                                                                    1,646,811,667
                                                                                                                 ----------------
CORPORATE DEBT - 15.5%
Associates First Capital Corporation...............              2.35        07/15/02                8,000,000          8,010,745
                               ....................              2.59        04/15/03               11,500,000         11,803,214
Bank One Corporation...............................         2.95-4.28        08/01/02               36,850,000         36,935,307
Bear Stearns Companies, Inc........................         2.05-6.50        08/01/02               31,760,000         31,838,162
                         ..........................              2.24        08/06/02                8,600,000          8,619,884
                         ..........................              2.54        03/03/03               25,000,000         25,000,000
                         ..........................              2.98        04/15/03                8,776,000          9,032,186
Beta Finance, Inc..................................              2.50        10/15/02               30,000,000         30,000,000
CitiFinancial Credit Company.......................              3.78        07/01/02                5,000,000          5,000,000
First Data Corporation.............................              2.43        04/01/03               20,000,000         20,618,364
Firstar Bank NA....................................              3.79        07/15/02               16,000,000         16,016,343
General Electric Capital Corporation...............              2.14        10/01/02               25,000,000         25,284,323
                                ...................              2.51        10/08/02               10,000,000         10,107,717
                                ...................              2.39        02/03/03               21,555,000         22,131,773
Goldman Sachs Group, Inc...........................              2.04        07/01/02               20,000,000         20,000,000
                        ...........................         2.35-2.38        07/15/02               23,388,000         23,425,727
                        ...........................              2.07        12/09/02               25,000,000         25,000,000
GTE Corporation....................................              2.88        08/14/02                5,000,000          5,021,906
GTE South, Inc.....................................              2.24        08/01/02                6,700,000          6,721,494
Heller Financial, Inc..............................              2.09        07/22/02                7,205,000          7,223,199
                  .................................         2.15-5.55        08/23/02               59,030,000         59,485,957
                  .................................              2.47        01/15/03               10,000,000         10,209,237
Links Securities LLC...............................              2.18        11/15/02               25,000,000         24,983,037
Merrill Lynch & Co., Inc...........................              2.27        02/12/03               15,000,000         15,339,837
                      .............................              2.45        03/24/03               45,000,000         45,000,000
Morgan Stanley, Dean Witter & Co...................              2.48        08/01/02                8,500,000          8,527,832
                               ....................         2.33-2.40        01/15/03               48,545,000         49,769,755
National City Bank of Indiana......................              2.30        12/20/02               50,000,000         50,000,000
SBC Communications, Inc.+..........................              4.25        06/05/03               70,000,000         70,984,307
Sigma Finance Corporation..........................              1.86        09/05/02               40,000,000         39,996,099
                        ...........................              1.85        09/10/02               10,000,000         10,034,175
                        ...........................              1.90        09/19/02               50,000,000         50,022,479
                        ...........................              2.56        01/27/03                5,000,000          4,986,214
Suntrust Banks, Inc................................         3.79-4.13        07/01/02               10,000,000         10,000,000
Target Corporation.................................              3.49        07/01/02                8,600,000          8,600,000
Wal-Mart Stores, Inc...............................              3.78        08/01/02               15,000,000         15,038,993
Wells Fargo & Company..............................         3.09-3.79        09/03/02               36,000,000         36,189,673
                     ..............................              2.94        05/01/03               15,000,000         15,521,698
                                                                                                                 ----------------
                                                                                                                      872,479,637
                                                                                                                 ----------------
PROMISSORY NOTES - 1.8%
Goldman Sachs Group, Inc.+.........................              1.88        09/16/02               25,000,000         25,000,000
                        +..........................              2.03        10/07/02               25,000,000         25,000,000
                        +..........................              2.32        12/05/02               25,000,000         25,000,000
                        +..........................              2.45        02/03/03               25,000,000         25,000,000
                                                                                                                 ----------------
                                                                                                                      100,000,000
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 5.6%
Federal Home Loan Bank.............................              2.33%       01/24/03       $       25,000,000   $     25,000,000
                      .............................              2.20        01/28/03               35,000,000         34,990,176
                      .............................              2.38        02/04/03               10,000,000          9,997,432
                      .............................         2.31-2.87        04/08/03               31,950,000         31,980,789
Federal Home Loan Mortgage Corporation.............              1.98        10/18/02               20,000,000         19,881,311
                                      .............              2.23        01/02/03               25,000,000         24,714,149
Federal National Mortgage Association..............              1.95        10/01/02               40,000,000         39,800,667
                                  .................              2.05        11/29/02               28,000,000         27,759,238
                                  .................              2.08        12/16/02               25,000,000         24,757,333
                                  .................              2.38        05/30/03               40,000,000         39,141,600
Inter-American Development Bank....................              2.18        10/04/02               35,000,000         35,355,123
                                                                                                                 ----------------
                                                                                                                      313,377,818
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS * - 0.9%
Federal Home Loan Bank.............................         1.74-2.08        07/01/02               50,000,000         50,000,000
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 3.3%
Associated Banc-Corp, Green Bay....................              2.35        02/10/03               45,000,000         45,002,752
                             ......................              2.63        05/05/03               35,000,000         35,004,379
Bayerische Landesbank Girozentrale.................              2.15        09/16/02               30,000,000         30,092,125
Canadian Imperial Bank of Commerce NY..............              2.45        03/04/03               50,000,000         50,015,490
Marine Midland Bank NA.............................              2.80        04/02/03               25,000,000         25,000,000
                                                                                                                 ----------------
                                                                                                                      185,114,746
                                                                                                                 ----------------
YANKEE NOTES - 0.3%
Quebec Province....................................              2.41        07/15/02               20,000,000         20,038,505
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------

MUTUAL FUNDS - 3.5%
Blackrock Provident Institutional Temp Fund........                                                  1,235,012          1,235,012
Dreyfus Cash Management Plus Fund..................                                                182,576,139        182,576,139
Federated Prime Obligations Fund...................                                                 13,888,005         13,888,004
                                                                                                                 ----------------
                                                                                                                      197,699,155
                                                                                                                 ----------------

                                                                                                   PAR
                                                                                                  VALUE
                                                                                            ------------------

REPURCHASE AGREEMENTS - 1.4%
Lehman Brothers Repurchase Agreement, dated
6/28/02, with a maturity value of $78,612,647,
collateralized by U.S. Government Agency
Obligations with rates ranging from 3.70% to 5.25%
and maturities ranging from 3/19/04 to 8/14/06,
with an aggregate market value of $80,177,487......              1.96        07/01/02       $       78,600,000         78,600,000
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.6%                                                                        5,614,805,778

Other assets and liabilities, net - 0.4%                                                                               24,540,802
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  5,639,346,580
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                               YIELD TO                   PAR
                               MATURITY     MATURITY     VALUE        VALUE

-------------------------------------------------------------------------------
TREASURY OBLIGATIONS - 92.0%
U.S. Treasury Bills........  1.71 - 1.81%   07/05/02  $65,000,000  $ 64,987,517
                ...........      1.77       07/11/02   10,000,000     9,995,195
                ...........   1.68 - 1.71   07/25/02   55,000,000    54,938,783
                ...........      1.76       08/01/02   50,000,000    49,925,514
                ...........      1.75       08/08/02   25,000,000    24,954,611
                ...........      1.75       08/15/02   30,000,000    29,935,688
                ...........   1.74 - 1.75   08/22/02   25,000,000    24,938,127
                ...........      1.75       09/05/02   15,000,000    14,952,893
                ...........      1.71       09/19/02   45,000,000    44,832,500
                ...........      1.69       09/26/02   20,000,000    19,919,767
                ...........      1.88       10/17/02   15,000,000    14,917,200
                ...........      1.88       10/24/02   15,000,000    14,912,073
                ...........      1.88       11/07/02   15,000,000    14,901,503
                                                                   ------------
                                                                    384,111,371
                                                                   ------------
U.S. Treasury Notes........      1.85       01/31/03   20,000,000    20,420,687
                                                                   ------------

                                                           SHARES
                                                         -----------

MUTUAL FUNDS - 7.9%
Dreyfus Treasury Prime Cash
  Fund.....................                            15,238,815    15,238,815
Goldman Sachs Liquid Assets
  Treasury Obligations
  Fund.....................                             4,675,823     4,675,824
One Group Treasury Only
  Money Market Fund........                            15,052,647    15,052,647
                                                                   ------------
                                                                     34,967,286
                                                                   ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.9%                        439,499,344

Other assets and liabilities, net - 0.1%                                413,200
                                                                   ------------

NET ASSETS - 100.0%                                                $439,912,544
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------

                               YIELD TO                   PAR
                               MATURITY     MATURITY     VALUE        VALUE
-------------------------------------------------------------------------------
TREASURY OBLIGATIONS - 8.8%
U.S. Treasury Notes........      2.27%      08/31/02  $ 8,000,000  $  8,053,103
                 ..........      2.05       10/31/02   10,000,000    10,121,835
                 ..........   2.05 - 2.52   11/30/02    8,000,000     8,115,959
                                                                   ------------
                                                                     26,290,897
                                                                   ------------
REPURCHASE AGREEMENTS - 91.1%

Bear Stearns Repurchase
Agreement, dated 6/28/02, with
a maturity value of
$45,007,313, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 0.00% to 6.21% and
maturities ranging from
1/14/05 to 01/26/29, with an
aggregate market value of
$47,071,923...................   1.95       07/01/02   45,000,000    45,000,000

First Union Bank Repurchase
Agreement, dated 6/28/02, with
a maturity value of
$45,007,200, collateralized by
U.S. Treasury Obligations with
rates ranging from 3.88% to
7.25% and maturities ranging
from 8/15/07 to 4/15/29, with
an aggregate market value of
$45,900,365...................   1.92       07/01/02   45,000,000    45,000,000

J.P. Morgan Repurchase
Agreement, dated 6/28/02, with
a maturity value of
$57,008,882, collateralized by
U.S. Treasury Obligations with
rates ranging from 0.00% to
8.00% and maturities ranging
from 11/29/02 to 11/15/21,
with an aggregate market value
of $58,140,820................   1.87       07/01/02   57,000,000    57,000,000

Lehman Brothers Repurchase
Agreement, dated 6/28/02, with
a maturity value of
$30,004,675, collateralized by
a U.S. Treasury Obligation
with a rate of 5.75% and a
maturity of 8/15/03, with an
aggregate market value of
$30,590,577...................   1.87       07/01/02   30,000,000    30,000,000

Merrill Lynch Repurchase
Agreement, dated 6/28/02, with
a maturity value of
$56,328,968, collateralized by
a U.S. Treasury Obligation
with a rate of 6.13% and a
maturity of 8/15/07, with an
aggregate market value of
$57,449,686...................   1.87       07/01/02   56,320,192    56,320,192

Morgan Stanley Repurchase
Agreement, dated 6/28/02, with
a maturity value of
$40,006,200, collateralized by
a U.S. Treasury Obligation
with a rate of 0.00% and a
maturity of 5/15/14, with an
aggregate market value of
$40,800,194...................   1.86       07/01/02   40,000,000    40,000,000
                                                                   ------------
                                                                    273,320,192
                                                                   ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.9%                        299,611,089

Other assets and liabilities, net - 0.1%                                280,954
                                                                   ------------

NET ASSETS - 100.0%                                                $299,892,043
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR
                                  MATURITY     MATURITY     VALUE        VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 55.2%
Federal Farm Credit Bank......      2.09%      11/01/02  $ 5,000,000  $  5,002,687
Federal Home Loan Bank........   1.92 - 2.77   08/15/02    2,215,000     2,225,655
                      ........      1.72       08/21/02   15,000,000    14,963,663
                      ........      1.89       11/06/02    7,000,000     6,953,458
                      ........      1.86       11/22/02   10,000,000     9,926,400
                      ........      1.98       01/07/03    1,240,000     1,269,200
                      ........      1.87       01/08/03    7,400,000     7,327,367
                      ........      1.98       01/10/03    1,000,000     1,023,845
                      ........      2.33       01/24/03    7,500,000     7,500,000
                      ........      2.20       01/28/03    3,000,000     2,999,178
                      ........      2.38       02/04/03    5,000,000     4,998,716
                      ........      2.29       02/28/03   15,000,000    15,263,662
                      ........      3.05       04/22/03    1,000,000     1,000,000
Federal Home Loan Mortgage
  Corporation.................      1.77       08/08/02   10,000,000     9,981,370
             .................      2.00       09/30/02    5,000,000     4,974,723
             .................      1.98       10/18/02    9,000,000     8,946,590
             .................      2.06       11/07/02    5,000,000     4,963,182
             .................      2.23       01/02/03    2,314,000     2,287,542
             .................      2.21       07/15/03   10,000,000    10,361,814
Federal National Mortgage
  Association.................      1.82       07/10/02    6,668,000     6,664,966
             .................      2.24       08/08/02   10,000,000     9,980,155
             .................  1.78 - 3.36    08/09/02   18,250,000    18,197,780
             .................      1.77       08/14/02   15,000,000    14,967,733
             .................      1.81       09/03/02   25,000,000    24,920,889
             .................      1.81       09/16/02   10,000,000     9,961,500
             .................      2.79       09/18/02   15,000,000    14,938,116
             .................      1.95       10/01/02   10,000,000     9,950,167
             .................      2.08       12/16/02    5,000,000     4,951,467
             .................  2.07 - 2.23    02/07/03   15,000,000    14,803,555
             .................      2.26       04/15/03    5,000,000     5,135,538
             .................      2.44       05/02/03    5,000,000     4,899,181
FNMA Strip - Principal Only...      4.00       07/15/02    3,591,000     3,585,651
Inter-American Development
  Bank........................      2.18       10/04/02    1,500,000     1,514,958
                                                                      ------------
                                                                       266,440,708
                                                                      ------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 21.6%
Federal Home Loan Bank........   1.74 - 2.08   07/01/02   60,000,000    59,998,062
Federal National Mortgage
  Association.................      1.73       07/01/02    4,000,000     3,999,481
             .................      1.72       07/05/02   30,000,000    29,996,977
             .................      1.70       07/09/02   10,500,000    10,497,269
                                                                      ------------
                                                                       104,491,789
                                                                      ------------
U.S. TREASURY NOTES - 3.1%....      2.27       08/31/02   15,000,000    15,106,055
                                                                      ------------

                                                           SHARES
                                                         -----------
MUTUAL FUNDS - 6.5%
Blackrock Provident
  Institutional T-Fund
  Dollar......................                             7,802,948     7,802,948
Goldman Sachs Financial Square
  Government Fund.............                               494,884       494,884
Janus Government Money Market
  Fund........................                            22,925,983    22,925,983
                                                                      ------------
                                                                        31,223,815
                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR
                                  MATURITY     MATURITY     VALUE        VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 13.2%

Bear Stearns Repurchase
Agreement, dated 6/11/02, with
a current value plus accrued
interest of $10,009,236, a
maturity value of $10,051,528,
collateralized by a U.S.
Government Agency Obligation
with a rate of 0.00% and a
maturity of 4/28/06, with an
aggregate market value of
$10,203,422.+.................      1.75%      09/25/02  $10,000,000  $ 10,000,000

Goldman Sachs Repurchase
Agreement, dated 5/01/02, with
a current value plus accrued
interest of $10,029,833, a
maturity value of $10,044,750,
collateralized by a U.S.
Government Agency Obligation
with a rate of 5.25% and a
maturity of 8/14/06, with an
aggregate market value of
$10,200,533.+.................      1.79       07/30/02   10,000,000    10,000,000

Goldman Sachs Repurchase
Agreement, dated 6/17/02, with
a current value plus accrued
interest of $10,006,356, a
maturity value of $10,044,489,
collateralized by U.S.
Government Agency Obligations
with rates of 0.00% and
maturities of 4/25/04 to
4/26/11, with an aggregate
market value of
$10,200,013.+.................      1.76       09/16/02   10,000,000    10,000,000

Lehman Brothers Repurchase
Agreement, dated 6/28/02, with
a current value plus accrued
interest of $23,502,520, a
maturity value of $23,503,780,
collateralized by a U.S.
Government Agency Obligation
with a rate of 6.63% and a
maturity of 9/15/09, with an
aggregate market value of
$23,965,772...................      1.93       07/01/02   23,500,000    23,500,000

UBS PaineWebber Warburg
Repurchase Agreement, dated
5/01/02,with a current value
plus accrued interest of
$10,029,667, a maturity value
of $10,044,500, collateralized
by a U.S. Government Agency
Obligation with a rate of
6.75% and a maturity of
3/15/31, with an aggregate
market value of
$10,202,277.+.................      1.78       07/30/02   10,000,000    10,000,000
                                                                      ------------
                                                                        63,500,000
                                                                      ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.6%                           480,762,367

Other assets and liabilities, net - 0.4%                                 1,744,177
                                                                      ------------

NET ASSETS - 100.0%                                                   $482,506,544
                                                                      ============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 52.4%
ALASKA - 1.5%
Valdez Marine Terminal Revenue
  Bond, BP Pipelines, Inc.
  Project.....................     1.70%  07/01/02   $ 1,000,000  $   1,000,000
Valdez Marine Terminal Revenue
  Bond, Exxon Pipeline Co.
  Project.....................     1.65   07/01/02       800,000        800,000
                                                                  -------------
                                                                      1,800,000
                                                                  -------------
COLORADO - 1.6%
Cherry Creek South
  Metropolitan District No. 1,
  LOC: Dresdner
  Bank AG.....................     1.35   07/05/02     1,950,000      1,950,000
                                                                  -------------
CONNECTICUT - 3.5%
Connecticut State Health &
  Educational Facilites
  Authority Revenue Bond, Yale
  University, Series T-2, LOC:
  Dexia Credit Local de
  France......................     1.05   07/05/02     1,000,000      1,000,000
Connecticut State Health &
  Educational Facilites
  Authority Revenue Bond, Yale
  University, Series U2, LOC:
  Dexia Credit Local de
  France......................     1.00   07/03/02       650,000        650,000
Connecticut State, Series B,
  SPA: Bayerische Landesbank
  Girozentrale................     1.05   07/05/02     2,600,000      2,600,000
                                                                  -------------
                                                                      4,250,000
                                                                  -------------
DELAWARE - 0.7%
Delaware County Industrial
  Development Authority,
  Recovery Facility, Series
  G...........................     1.15   07/03/02       900,000        900,000
                                                                  -------------
ILLINOIS - 3.5%
Chicago O'Hare International
  Airport , Second Lien,
  Series B, LOC: Societe
  Generale....................     1.29   07/03/02     3,800,000      3,800,000
Illinois Health Facilities
  Authority, St. Lukes Medical
  Center Obligation, Series B,
  SPA: First National Bank,
  Insurer: MBIA...............     1.25   07/03/02       500,000        500,000
                                                                  -------------
                                                                      4,300,000
                                                                  -------------
IOWA - 2.3%
Iowa Higher Education Loan
  Authority Revenue Bond,
  Higher Education Facilities,
  St. Ambrose University, LOC:
  Wells Fargo Bank NA.........     1.30   07/05/02     2,800,000      2,800,000
                                                                  -------------
KENTUCKY - 0.8%
Kentucky Economic Development
  Finance Authority, Baptist
  Healthcare Authority, Series
  C, LOC: National City Bank
  Kentucky, Insurer: MBIA.....     1.70   07/01/02     1,000,000      1,000,000
                                                                  -------------
LOUISIANA - 2.8%
Ascension Parish Pollution
  Control Revenue Bond, LOC:
  Credit Suisse First
  Boston......................     1.33   07/03/02     3,400,000      3,400,000
                                                                  -------------
MASSACHUSETTS - 1.8%
Massachusetts Health &
  Educational Facilities
  Authority, Cap Asset
  Program, Series C...........     1.70   07/01/02     2,025,000      2,025,000
Massachusetts State, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale................     1.20   07/05/02       100,000        100,000
                                                                  -------------
                                                                      2,125,000
                                                                  -------------
MICHIGAN - 0.7%
Michigan Strategic Fund
  Pollution Control Revenue
  Bond, Consumers Power
  Project, LOC: Barclays Bank
  Plc, Insurer: AMBAC.........     1.70   07/01/02       900,000        900,000
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
MINNESOTA - 3.8%
Hennepin County, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale................     1.20%  07/05/02   $    65,000  $      65,000
Minneapolis, Convention
  Center, SPA: Bayerische Hypo
  und Verinsbank..............     1.20   07/03/02     2,125,000      2,125,000
Minneapolis, Series A, SPA:
  Bayerische Hypo und
  Verinsbank..................     1.20   07/05/02       570,000        570,000
Minneapolis, Series B, SPA:
  Bayerische Hypo und
  Verinsbank..................     1.20   07/05/02     1,300,000      1,300,000
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, Health Center,
  LOC: Wells Fargo Bank NA....     1.50   07/03/02       600,000        600,000
                                                                  -------------
                                                                      4,660,000
                                                                  -------------
MISSISSIPPI - 4.1%
Jackson County Port Facility
  Revenue Bond, Chevron USA
  Inc. Project................     1.70   07/01/02     5,000,000      5,000,000
                                                                  -------------
MISSOURI - 2.4%
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series A, SPA:
  Morgan Guaranty Trust.......     1.70   07/01/02     1,700,000      1,700,000
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series B, SPA:
  Morgan Guaranty Trust.......     1.70   07/01/02     1,200,000      1,200,000
                                                                  -------------
                                                                      2,900,000
                                                                  -------------
NEVADA - 0.1%
Clark County School District,
  Series A, SPA: State Street
  Bank & Trust Co., Insurer:
  FSA.........................     1.65   07/01/02       100,000        100,000
                                                                  -------------
NEW MEXICO - 0.2%
Hurley Pollution Control
  Revenue Bond, Updates -
  Kennecott-
  Santa Fe....................     1.70   07/01/02       200,000        200,000
                                                                  -------------
NEW YORK - 5.0%
New York Local Government
  Assistance Corporation,
  Series E, LOC: Societe
  Generale....................     1.10   07/03/02       900,000        900,000
New York State Energy Research
  & Development Authority,
  LOC: Bank One N.A...........     1.70   07/01/02       900,000        900,000
New York State Thruway
  Authority, General Revenue,
  SPA: FGIC-SPI, Insurer:
  FGIC........................     1.70   07/01/02     2,500,000      2,500,000
New York, SPA: FGIC-SPI,
  Insurer: FGIC...............     1.75   07/01/02     1,700,000      1,700,000
                                                                  -------------
                                                                      6,000,000
                                                                  -------------
NORTH CAROLINA - 2.0%
North Carolina Educational
  Facilities Finance Agency,
  Bowman Gray School of
  Medicine Project, LOC:
  Wachovia Bank NA............     1.29   07/05/02     2,400,000      2,400,000
                                                                  -------------
OHIO - 5.4%
Cleveland Income Tax Revenue
  Bond, SPA: Toronto Dominion
  Bank, Insurer: AMBAC........     1.60   07/03/02     4,115,000      4,115,000
Ohio State Air Quality
  Development Authority,
  Cincinnati Gas & Electric,
  Series B, LOC: Barclays Bank
  Plc.........................     1.65   07/01/02     2,400,000      2,400,000
                                                                  -------------
                                                                      6,515,000
                                                                  -------------
PENNSYLVANIA - 0.8%
Lehigh County Industrial
  Development Authority,
  Allegheny Electric Co-op,
  Inc., Series A, LOC:
  Rabobank Nederland..........     1.50   07/03/02       100,000        100,000
Pennsylvania State Higher
  Educational Facilities
  Authority, University of
  Pennsylvania, Series B, LOC:
  Bayerische Landesbank
  Girozentrale................     1.15   07/03/02       900,000        900,000
                                                                  -------------
                                                                      1,000,000
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
TEXAS - 1.7%
Harris County Health
  Facilities Development
  Authority, Texas Childrens
  Hospital, Series B-1, SPA:
  Morgan Guaranty Trust,
  Insurer: MBIA...............     1.70%  07/01/02   $ 2,000,000  $   2,000,000
                                                                  -------------
VIRGINIA - 1.1%
Peninsula Ports Authority Coal
  Terminal Revenue Bond,
  Dominion Terminal Project,
  Series D, LOC: Barclays Bank
  New York....................     1.70   07/01/02     1,300,000      1,300,000
                                                                  -------------
WASHINGTON - 2.3%
Washington Health Care
  Facilities Authority, Fred
  Hutchinson Cancer Center,
  LOC: Morgan Guaranty
  Trust.......................     1.85   07/01/02     1,800,000      1,800,000
Washington Public Power Supply
  System, Series 1A-1, LOC:
  Bank of America NT & SA.....     1.20   07/03/02       900,000        900,000
Washington State, Series 96 B,
  SPA: Landesbank
  Hessen-Thueringen
  Girozentrale................     1.20   07/03/02       100,000        100,000
                                                                  -------------
                                                                      2,800,000
                                                                  -------------
WISCONSIN - 0.6%
Wisconsin State Health &
  Education Facilities
  Authority, Aurora Health
  Care, Inc., Series C, LOC:
  Bank One N.A................     1.30   07/03/02       700,000        700,000
                                                                  -------------
WYOMING - 3.7%
Lincoln County Pollution
  Control Revenue Bond, Exxon
  Project.....................     1.65   07/01/02     2,300,000      2,300,000
Sublette County Pollution
  Revenue Bond, Exxon
  Project.....................     1.60   07/03/02     2,200,000      2,200,000
                                                                  -------------
                                                                      4,500,000
                                                                  -------------
                                                                     63,500,000
                                                                  -------------
FIXED RATE DEMAND NOTES - 40.1%
ARIZONA - 4.1%
Salt River Project Agricultral
  Improvement & Power
  District, Series A, Support:
  Wells Fargo Bank NA.........     1.65   09/10/02     5,000,000      5,000,000
                                                                  -------------
DISTRICT OF COLUMBIA - 2.5%
District of Columbia
  Multimodal Revenue Bonds....     1.65   08/01/02     3,000,000      3,000,000
                                                                  -------------
FLORIDA - 3.7%
Jacksonville Electric
  Authority, Series C-1, LOC:
  Morgan Guaranty Trust.......     1.50   09/03/02     4,500,000      4,500,000
                                                                  -------------
GEORGIA - 9.5%
Burke County Development
  Authority, Series 98-A, SPA:
  Rabobank Nederland, Insurer:
  AMBAC.......................     1.40   08/13/02     3,000,000      3,000,000
                           ...     1.65   09/04/02     2,500,000      2,500,000
Municipal Electric Authority
  of Georgia..................     1.25   07/09/02     5,950,000      5,950,000
                                                                  -------------
                                                                     11,450,000
                                                                  -------------
MINNESOTA - 4.1%
Minnesota School Districts Tax
  & Aid Anticipation Borrowing
  Program Certificates........     3.25   08/27/02     5,000,000      5,004,613
                                                                  -------------
NEBRASKA - 3.7%
Omaha Public Power District,
  Series MG, LOC: Morgan
  Guaranty Trust..............     1.65   08/08/02     4,500,000      4,500,000
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE
-------------------------------------------------------------------------------
FIXED RATE DEMAND NOTES (CONTINUED)
NEVADA - 4.1%
Las Vegas Valley Water
  District, Series A, LOC:
  Westdeutsche Landesbank.....     1.30%  07/10/02   $ 5,000,000  $   5,000,000
                                                                  -------------
UTAH - 1.9%
Intermountain Power Agency
  Power Supply Revenue Bond...     1.35   10/09/02     2,300,000      2,300,000
                                                                  -------------
WASHINGTON - 3.4%
Port of Seattle, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     1.30   07/11/02     4,140,000      4,140,000
                                                                  -------------
WISCONSIN - 3.1%
Wisconsin State Transportation
  Revenue Bond................     1.50   09/10/02     2,000,000      2,000,000
Wisconsin State, LOC: Bank of
  Nova Scotia.................     1.35   10/10/02     1,710,000      1,710,000
                                                                  -------------
                                                                      3,710,000
                                                                  -------------
                                                                     48,604,613
                                                                  -------------

                                                       SHARES
                                                     -----------
MUTUAL FUNDS - 7.3%
Goldman Sachs Financial Square
  Tax Free Money Market
  Fund........................                         4,585,855      4,585,855
SEI Tax-Exempt Trust Money
  Market Fund.................                         4,313,527      4,313,527
                                                                  -------------
                                                                      8,899,382
                                                                  -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                        121,003,995

Other assets and liabilities, net - 0.2%                                283,031
                                                                  -------------

NET ASSETS - 100.0%                                               $ 121,287,026
                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance Holdings Ltd.

LOC - Letter of Credit

MBIA - MBIA Insurance Corp.

SPA - Standby Purchase Agreement

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investments, at value
      (Note 1)             $5,536,205,778  $ 439,499,344   $  26,290,897   $ 417,262,367    $ 121,003,995
    Repurchase agreements     78,600,000              --     273,320,192      63,500,000               --
    Cash                           8,777              --              --         324,500               --
    Interest receivable       25,299,022         501,475         342,660       1,517,335          333,015
    Prepaid expenses               9,954           3,759           3,618           1,316              823
                           -------------   -------------   -------------   -------------    -------------
        Total assets       5,640,123,531     440,004,578     299,957,367     482,605,518      121,337,833
                           -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Management fee
      payable (Note 2)           836,304          63,685          38,689          76,883           18,939
    Accrued expenses             (59,353)         28,349          26,635          22,091           31,868
                           -------------   -------------   -------------   -------------    -------------
        Total liabilities        776,951          92,034          65,324          98,974           50,807
                           -------------   -------------   -------------   -------------    -------------

NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS                $5,639,346,580  $ 439,912,544   $ 299,892,043   $ 482,506,544    $ 121,287,026
                           =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                 CASH            TREASURY       TREASURY PLUS    U.S. GOVERNMENT      MUNICIPAL
                              PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                           ----------------  ----------------  ----------------  ----------------  ----------------
                           SIX MONTHS ENDED  SIX MONTHS ENDED  SIX MONTHS ENDED  SIX MONTHS ENDED  SIX MONTHS ENDED
                            JUNE 30, 2002     JUNE 30, 2002     JUNE 30, 2002     JUNE 30, 2002     JUNE 30, 2002
                             (UNAUDITED)       (UNAUDITED)       (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
                           ----------------  ----------------  ----------------  ----------------  ----------------
INCOME
    Interest and
      dividends            $   61,465,701    $    4,606,676    $    2,285,930    $    5,249,891    $    1,055,894
                           --------------    --------------    --------------    --------------    --------------
EXPENSES
    Management fees (Note
      2)                        4,788,308           430,491           216,836           429,148           123,065
    Audit                          16,604             2,742             5,023             7,087             5,425
    Transaction fees                6,564               848             1,552             2,191             4,192
    Legal                           4,055               841             1,541             2,174             5,178
    Amortization of
      organization
      expenses (Note 1)                --               157                --                --                --
    Insurance                      24,134             1,714             3,139             2,416             2,466
    Trustees fees and
      expenses                     15,446               997               913               966             1,973
    Miscellaneous                  50,971             3,603             9,360             6,121             2,228
                           --------------    --------------    --------------    --------------    --------------
        Total expenses          4,906,082           441,393           238,364           450,103           144,527
                           --------------    --------------    --------------    --------------    --------------

NET INVESTMENT INCOME          56,559,619         4,165,283         2,047,566         4,799,788           911,367

NET REALIZED GAIN ON
  INVESTMENTS                      47,616             6,202                --            52,311                --
                           --------------    --------------    --------------    --------------    --------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $   56,607,235    $    4,171,485    $    2,047,566    $    4,852,099    $      911,367
                           ==============    ==============    ==============    ==============    ==============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         CASH PORTFOLIO                          TREASURY PORTFOLIO
                             --------------------------------------    --------------------------------------
                                SIX MONTHS                                SIX MONTHS
                                   ENDED                                     ENDED
                               JUNE 30, 2002         YEAR ENDED          JUNE 30, 2002         YEAR ENDED
                                (UNAUDITED)       DECEMBER 31, 2001       (UNAUDITED)       DECEMBER 31, 2001
                             -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income    $     56,559,619     $    119,671,346     $      4,165,283     $     18,489,604
    Net realized gain on
      investments                      47,616              140,072                6,202               11,392
                             ----------------     ----------------     ----------------     ----------------
        Net increase in
          net assets from
          operations               56,607,235          119,811,418            4,171,485           18,500,996
                             ----------------     ----------------     ----------------     ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions              20,697,688,222       19,654,580,405          695,600,505        1,612,552,942
    Withdrawals               (20,107,041,957)     (15,880,302,876)        (846,353,182)      (1,422,266,532)
                             ----------------     ----------------     ----------------     ----------------
        Net increase
          (decrease) from
          investors'
          transactions            590,646,265        3,774,277,529         (150,752,677)         190,286,410
                             ----------------     ----------------     ----------------     ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                   647,253,500        3,894,088,947         (146,581,192)         208,787,406
NET ASSETS
    Beginning of period         4,992,093,080        1,098,004,133          586,493,736          377,706,330
                             ----------------     ----------------     ----------------     ----------------
    End of period            $  5,639,346,580     $  4,992,093,080     $    439,912,544     $    586,493,736
                             ================     ================     ================     ================

                                  TREASURY PLUS PORTFOLIO
                           --------------------------------------
                              SIX MONTHS
                                 ENDED
                             JUNE 30, 2002         YEAR ENDED
                              (UNAUDITED)       DECEMBER 31, 2001
                           -----------------    -----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      2,047,566     $      9,563,608
    Net realized gain on
      investments                        --                   --
                           ----------------     ----------------
        Net increase in
          net assets from
          operations              2,047,566            9,563,608
                           ----------------     ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions               477,107,714        1,406,383,027
    Withdrawals                (414,860,385)      (1,460,982,426)
                           ----------------     ----------------
        Net increase
          (decrease) from
          investors'
          transactions           62,247,329          (54,599,399)
                           ----------------     ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                  64,294,895          (45,035,791)
NET ASSETS
    Beginning of period         235,597,148          280,632,939
                           ----------------     ----------------
    End of period          $    299,892,043     $    235,597,148
                           ================     ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        U.S. GOVERNMENT PORTFOLIO                    MUNICIPAL PORTFOLIO
                                  --------------------------------------    --------------------------------------
                                                                                                  APRIL 19, 2001
                                     SIX MONTHS                                SIX MONTHS        (COMMENCEMENT OF
                                        ENDED                                     ENDED             OPERATIONS)
                                    JUNE 30, 2002         YEAR ENDED          JUNE 30, 2002       TO DECEMBER 31,
                                     (UNAUDITED)       DECEMBER 31, 2001       (UNAUDITED)             2001
                                  -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET
  ASSETS
OPERATIONS
    Net investment income         $      4,799,788     $     15,972,282     $        911,367     $      2,254,970
    Net realized gain on
     investments                            52,311              341,751                   --                   --
                                  ----------------     ----------------     ----------------     ----------------
        Net increase in net
        assets from operations           4,852,099           16,314,033              911,367            2,254,970
                                  ----------------     ----------------     ----------------     ----------------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTEREST
    Contributions                    1,002,974,785        2,058,699,633           73,771,314          266,833,583
    Withdrawals                     (1,005,928,342)      (1,781,018,669)         (78,122,784)        (144,361,424)
                                  ----------------     ----------------     ----------------     ----------------
        Net increase
        (decrease) from
        investors'
        transactions                    (2,953,557)         277,680,964           (4,351,470)         122,472,159
                                  ----------------     ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS                                 1,898,542          293,994,997           (3,440,103)         124,727,129
NET ASSETS
    Beginning of period                480,608,002          186,613,005          124,727,129                   --
                                  ----------------     ----------------     ----------------     ----------------
    End of period                 $    482,506,544     $    480,608,002     $    121,287,026     $    124,727,129
                                  ================     ================     ================     ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                               SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                        ANNUALIZED RATIOS TO AVERAGE
                                                 NET ASSETS
                                       ------------------------------
                                                               NET       NET ASSETS
PERIODS ENDED DECEMBER 31,                          NET      EXPENSES      END OF
2001, 2000, 1999, 1998,       TOTAL      NET     INVESTMENT   BEFORE       PERIOD
1997 AND JUNE 30, 2002      RETURN(1)  EXPENSES    INCOME     WAIVER   (000S OMITTED)
----------------------      ---------  --------  ----------  --------  --------------
CASH PORTFOLIO
    2002*                      2.02%     0.17%       2.02%       --%   $  5,639,347
    2001                       4.26      0.18        3.83        --       4,992,093
    2000                       6.34      0.19        6.34        --       1,098,004
    1999                       5.16      0.19        5.14        --       1,081,493
    1998                       5.49      0.15        5.47      0.19         793,200
    1997                       5.52      0.16        5.51      0.19       1,384,848
TREASURY PORTFOLIO
    2002*                      1.64      0.17        1.64        --         439,913
    2001                       3.80      0.18        3.60        --         586,494
    2000                       5.71      0.20        5.72        --         377,706
    1999                       4.51      0.21        4.49        --         179,329
    1998                       4.66      0.26        4.74        --         114,726
    1997 (A)                   5.14      0.29        5.06        --          73,916
TREASURY PLUS PORTFOLIO
    2002*                      1.60      0.19        1.60        --         299,892
    2001                       3.72      0.18        3.64        --         235,597
    2000                       6.04      0.20        6.03        --         280,633
    1999 (B)                   4.79      0.21        4.78        --         282,845
U.S. GOVERNMENT SECURITIES
  PORTFOLIO
    2002*                      1.91      0.18        1.90        --         482,507
    2001                       4.03      0.18        3.70        --         480,608
    2000                       6.08      0.21        6.06        --         186,613
    1999 (C)                   5.19      0.22        5.15        --         131,318
MUNICIPAL PORTFOLIO
    2002*                      1.25      0.20        1.25        --         121,287
    2001 (D)                   2.14      0.23        1.87        --         124,727

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period. Total return is computed on an annualized basis.

(A)  Commenced Operations April 2, 1997.

(B)  Commenced Operations January 22, 1999.

(C)  Commenced Operations June 29, 1999.

(D)  Commenced Operations April 19, 2001.

  *  Unaudited.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio") and the Merrimac Municipal Portfolio (the "Municipal Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

     F. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Treasury Portfolio in connection with its organization and initial registration were amortized on a straight-line basis over a five year period beginning at the commencement of operations of the Portfolio.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

       Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio, M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio and ABN AMRO Asset Management LLC ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. For its services as investment sub-adviser to the Cash Portfolio and the Government Portfolio, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000. For its services as investment sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio. For its services as investment sub-advisor to the Municipal Portfolio ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule; 0.12% on the first $75,000,000 and 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000. The Portfolio does not pay a fee directly to the sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the six months ended June 30, 2002 were aggregated as follows:

                                                                   COMBINED
                                                                MATURITIES AND
                                                  PURCHASES          SALES
                                               ---------------  ---------------

         Cash Portfolio......................  $35,066,854,469  $34,489,452,700
         Treasury Portfolio..................    1,565,118,648    1,713,830,909
         Treasury Plus Portfolio.............   28,026,289,096   27,961,587,496
         U.S. Government Portfolio...........    2,898,482,398    2,898,336,751
         Municipal Portfolio.................      245,421,564      259,654,128

(4)   LINE OF CREDIT

       The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. The Portfolios did not have any significant borrowings or related interest expenses during the six months ended June 30, 2002.